Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment
Schedule of movements in property, plant and equipment

	Building			Mineral	Railway	Right of		Constructions
	and land	Facilities	Equipment	properties	equipment	use assets	Others	in progress	Total
Balance at December 31, 2019	10,702	9,604	5,686	8,261	3,241	1,692	3,012	4,378	46,576
Additions (i)	—	—	—	—	—	125	—	4,170	4,295
Disposals	(14)	(92)	(8)	(13)	(5)	—	(8)	(88)	(228)
Assets retirement obligation	—	—	—	568	—	—	—	—	568
Depreciation, depletion and amortization	(439)	(469)	(730)	(459)	(186)	(173)	(290)	—	(2,746)
Impairment (note 19)	(130)	(162)	(22)	(81)	—	—	(79)	(168)	(642)
Transfer to assets held for sale	(66)	(80)	(3)	(58)	—	—	(1)	(96)	(304)
Translation adjustment	(1,664)	(1,756)	(644)	(523)	(759)	(81)	(392)	(552)	(6,371)
Transfers	202	546	654	359	232	—	253	(2,246)	—
Balance at December 31, 2020	8,591	7,591	4,933	8,054	2,523	1,563	2,495	5,398	41,148
Cost	15,135	11,690	10,680	17,072	3,853	1,966	5,893	5,398	71,687
Accumulated depreciation	(6,544)	(4,099)	(5,747)	(9,018)	(1,330)	(403)	(3,398)	—	(30,539)
Balance at December 31, 2020	8,591	7,591	4,933	8,054	2,523	1,563	2,495	5,398	41,148
Additions (i)	—	—	—	—	—	185	—	5,316	5,501
Disposals	(13)	(32)	(69)	(2)	(9)	—	(4)	(63)	(192)
Assets retirement obligation	—	—	—	57	—	—	—	—	57
Depreciation, depletion and amortization	(436)	(475)	(664)	(450)	(166)	(171)	(264)	—	(2,626)
Acquisition of NLC (note 16)	235	140	102	—	318	33	2	92	922
Impairment (note 19)	(11)	(7)	(11)	(21)	—	(13)	(7)	(60)	(130)
Impairment of discontinued operations (note 16)	(231)	(114)	(86)	—	(317)	(33)	(4)	(304)	(1,089)
Transfers to assets held for sale (note 16)	(2)	—	(1)	—	—	—	—	(3)	(6)
Translation adjustment	(412)	(432)	(130)	(132)	(167)	(27)	(99)	(255)	(1,654)
Transfers	416	561	669	236	152	—	365	(2,399)	—
Balance at December 31, 2021	8,137	7,232	4,743	7,742	2,334	1,537	2,484	7,722	41,931
Cost	14,937	11,560	10,770	17,036	3,717	2,014	5,470	7,722	73,226
Accumulated depreciation	(6,800)	(4,328)	(6,027)	(9,294)	(1,383)	(477)	(2,986)	—	(31,295)
Balance at December 31, 2021	8,137	7,232	4,743	7,742	2,334	1,537	2,484	7,722	41,931
(i)Includes capitalized interests.

Schedule of right-of-use assets (leases)

				Impairment of
		Additions		discontinued
	December 31,	and contract		operations		Translation	December 31,
	2020	modifications	Impairment	(note 16a)	Depreciation	adjustment	2021
Ports	718	30	(13)	—	(48)	(7)	680
Vessels	534	—	—	—	(42)	—	492
Pelletizing plants	131	130	—	—	(37)	(9)	215
Properties	112	8	—	—	(25)	(11)	84
Energy plants	56	—	—	—	(7)	—	49
Mining equipment and locomotives	12	50	—	(33)	(12)	—	17
Total	1,563	218	(13)	(33)	(171)	(27)	1,537

Schedule of estimated useful lives of property, plant and equipment

Useful life
Buildings	3 to 50 years
Facilities	3 to 50 years
Equipment	3 to 40 years
Locomotives	12 to 25 years
Wagons	30 to 45 years
Railway equipment	5 to 37 years
Vessels	20 to 25 years
Others	2 to 50 years